Document Information Statement	Oct. 18, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 18, 2023
Entity Registrant Name	Koss Corporation
Entity Incorporation State Country Code	DE
Entity File Number	0-3295
Entity Tax Identification Number	39-1168275
Entity Address Address Line 1	4129 North Port Washington Avenue
Entity Address City Or Town	Milwaukee
Entity Address State Or Province	WI
Entity Address Postal Zip Code	53212
City Area Code	414
Local Phone Number	964-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common
Trading Symbol	KOSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000056701
Amendment Flag	true
Amendment Description	Koss Corporation filed a Current Report on Form 8-K on October 23, 2023 (the “Original 8-K”). This Amendment to the Original 8-K is filed solely to correct submission errors that inadvertently resulted in the Original 8-K appearing on EDGAR only under Item 9.01 of Form 8-K instead of each of the items listed below. The text and exhibits of the Original 8-K are unchanged and appear below and attached hereto.